Assets held for sale and Vessels and drydock - Carrying value of vessels (Details)	6 Months Ended
Jun. 30, 2022 vessel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Growth rate in freight rates	2.44%
Vessels
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Average time charter rate period used to establish growth rate	3 years
Number of vessels with market values in excess of their carrying amount	96
Number of vessels had market values less than their carrying amount	14
Vessels | Property, plant and equipment not subject to operating leases
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Number of vessels	115
Number of vessels	115